BLACKROCK FUNDS II

BlackRock U.S. Government Bond Portfolio

Investor A Shares

(the “Fund”)

Supplement dated June 1, 2015 to the Prospectus dated January 28, 2015

On May 13, 2015, the Board of Trustees (the “Board”) of BlackRock Funds II approved a change to the contractual expense caps of the Fund to increase the net expenses applicable to the Fund’s Investor A Shares. The Board has determined to increase the contractual expense cap to 0.95% for Investor A Shares. The higher expense cap will become effective on September 1, 2015.

The column of the fee table relating to Investor A Shares under the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock U.S. Government Bond Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)		Investor A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		4.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)		None[1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Investor A Shares
Management Fee		0.50%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses[4]		0.34%
Interest Expense	0.02%
Miscellaneous Other Expenses[4]	0.32%
Total Annual Fund Operating Expenses[5]		1.09%
Fee Waivers and/or Expense Reimbursements[6]		(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[6]		0.97%
[1]	A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[4]	Other Expenses have been restated to reflect current fees.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.
[6]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 61, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.95% (for Investor A Shares), 1.76% (for Investor B Shares), 1.72% (for Investor C Shares), 0.62% (for Institutional Shares) and 1.21% (for Class R Shares) of average daily net assets until February 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

The row of the example relating to Investor A Shares under the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock U.S. Government Bond Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$495	$721	$966	$1,665